UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-22022
                                                     ---------

          Advent/Claymore Global Convertible Securities & Income Fund
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           2455 Corporate West Drive
                                Lisle, IL 60532
                                ---------------
              (Address of principal executive offices) (Zip code)

                                Robert Schwartz
                    1271 Avenue of the Americas, 45th Floor
                               New York, NY 10020
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-505-3700
                                                            ------------

                      Date of fiscal year end:  October 31
                                                ----------

             Date of reporting period: July 1, 2010 - June 30, 2011
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

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ITEM 1. PROXY VOTING RECORD.

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******************************************* FORM N-Px REPORT **************************************

ICA File Number: 811-22022
Reporting Period: 07/01/2010 - 06/30/2011
Advent/Claymore Global Convertible Securities & Income Fund





=================== ADVENT/CLAYMORE GLOBAL CONVERTIBLE SECURITIES & INCOME FUND ====================


Mylan, Inc.

Ticker:               MYL                     Security ID:     CUSIP 628530107
Meeting Date:          05/06/2011                  Meeting Type:     Annual
Country of Trade:     United States


Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.1              Election of Director                  Management  For         For         For
               - Robert J. Coury
1.2              Election of Director                  Management  For         For         For
               - Rodney L. Piatt, C.P.A.
1.3              Election of Director                  Management  For         For         For
               - Heather Bresch
1.4              Election of Director                  Management  For         For         For
               - Wendy Cameron
1.5              Election of Director                  Management  For         For         For
               - Robert J. Cindrich
1.6              Election of Director                  Management  For         For         For
               - Neil Dimick, C.P.A.
1.7              Election of Director                  Management  For         For         For
               - Douglas J. Leech, C. P. A.
1.8              Election of Director                  Management  For         For         For
               - Joseph C. Maroon
1.9              Election of Director                  Management  For         For         For
               - Mark W. Parrish
1.10             Election of Director                  Management  For         For         For
               - C.B. Todd
1.11             Election of Director                  Management  For         For         For
               - R.L. Vanderveen PHD RPH

2                Ratify appointment of Deloitte &      Management  For         For         For
                  Touche LLP as our Independent
                  Registered Public Accounting
                  Firm

3                Appove, by advisory vote, executive   Management  For         For         For
                  compensation

4                Recommend, be advisory vote, the      Management  3 years     1 year      Against
                  frequency of future advisory votes
                  on executive
                  compensation.



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Zions Bancorporation

Ticker:               ZION                     Security ID:     USIP 989701107
Meeting Date:          05/27/2011                  Meeting Type:     Annual
Country of Trade:     United States


Issue No.        Description                           Proponent   Mgmt Rec    Vote Cast   For/Agnst
                                                                                            Mgmt

1.A              Election of Director                  Management  For         For         For
               - Jerry C. Atkin
1.B              Election of Director                  Management  For         For         For
               - Roger B. Porter
1.C              Election of Director                  Management  For         For         For
               - Stephen D. Quinn
1.D              Election of Director                  Management  For         For         For
               - L.E. Simmons
1.E              Election of Director                  Management  For         For         For
               - Shelley Thomas Williams
1.F              Election of Director                  Management  For         For         For
               - Steven C. Wheelwright

2                Ratification for the appointment of   Management  For         For         For
                  Ernst & Young LLP as the
                  Independent Registered Public
                  Accounting Firm to audit the
                  company's financial statements for
                  the current fiscal
                  year.

3                Approval, on a nonbinding advisory    Management  For         For         For
                  basis, of the compensation paid to
                  the company's executive officers
                  named in the proxy statement with
                  the respect to the fiscal year
                  ended December 31,
                  2010.

4                Shareholder proposal- that the board  Shareholder Against     For         Against
                  of the directors adopt a policy to
                  review and determine whether to
                  seek recoupment of bonuses and
                  other incentive
                  compensation


========== END NPX REPORT

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                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Advent/Claymore Global Convertible Securities & Income Fund
-----------------------------------------------------------


By:   /s/ Tracy V. Maitland
    --------------------------
Name:     Tracy V. Maitland
Title:    President and Chief Executive Officer
Date:     August 25, 2011